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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through December 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                       Pioneer Cash
                       Reserves Fund
--------------------------------------------------------------------------------
                       Annual Report | December 31, 2010
--------------------------------------------------------------------------------

                       Ticker Symbols:
                       Class A   PMTXX
                       Class B   PBTXX
                       Class C   PSVXX
                       Class R   PCHXX
                       Class Y   PRYXX





                       [LOGO] PIONEER
                              Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            7

Performance Update                                                           8

Comparing Ongoing Fund Expenses                                             10

Schedule of Investments                                                     12

Financial Statements                                                        18

Notes to Financial Statements                                               27

Report of Independent Registered Public Accounting Firm                     34

Approval of Investment Advisory Agreement                                   36

Trustees, Officers and Service Providers                                    40


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10     1

President's Letter

Dear Shareowner,

Throughout 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds, until a rally late in the year lifted equity returns. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first eleven months of 2010. While the equity markets barely budged for those first eleven months, valuations were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors, many of whom were rewarded in the subsequent late-year equity rally.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10     3

Portfolio Management Discussion | 12/31/10

Yields of short-term securities remained at extraordinarily low levels throughout 2010, as the U.S. Federal Reserve Board (the Fed) maintained a highly accommodative monetary policy aimed at prodding an economic recovery. While signs of improvement appeared in many parts of the economy, weak jobs growth and persistent problems in the housing market caused continued concerns about the pace and durability of the economic expansion. In the following interview, Seth Roman reviews the investment environment and the factors that affected Pioneer Cash Reserves Fund during the 12 months ended December 31, 2010. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q  How did the Fund perform during the 12 months ended December 31, 2010?

A Pioneer Cash Reserves Class A shares returned 0.02% at net asset value over the 12 months ended December 31, 2010. During the same period, the average return of the 281 mutual funds in Lipper's Money Market Funds category was 0.03%. The 30-day SEC yield on Class A shares as of December 31, 2010, was 0.01%.

Q What were the principal factors affecting the Fund's performance during the 12 months ended December 31, 2010?

A We kept our focus on capital preservation and liquidity throughout the year. When we say liquidity, we refer to maintaining investments in money market instruments that can easily be bought and sold at par (face) value in the market. Throughout 2010, the Fed kept the influential federal funds target rate at close to zero.

   While signs of improving economic conditions were increasingly evident, a relatively high unemployment rate continued to worry monetary authorities. Moreover, inflationary pressures appeared minimal and some authorities openly worried about the potential threat of deflation, in which prices spiral downward. (Deflation had crippled the Japanese economy.) In the late spring and early summer of 2010, authorities also worried about the potential contagion effects of widening credit problems in some European nations, including Greece, Ireland and Spain. The credit problems raised questions about the quality of some sovereign debt in Europe and the amount of exposure of the major European banking institutions that may have held the sovereign debt. While the European worries initially caused some volatility in some short-term benchmarks, the consequence of all the factors was to keep short-term interest rates low and trading in a relatively narrow band.


4     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

   Given all the factors in play during the 12-month period, we managed the Fund very conservatively, avoiding credit risk and focusing on very short maturities that were highly liquid. In the final six months of the Fund's fiscal year, for example, the average maturity of Fund holdings declined from 23 days to 16 days. By comparison, the average maturity of the Fund's holdings in 2009 was between 50 and 60 days. We increased the Fund's exposure to variable rate, short-term municipal securities issued by high-quality institutions and agencies, and sometimes secured with letters of credit from financially solid banking institutions. The municipal securities offered the Fund somewhat higher yields. We also increased the Fund's exposure to Treasury securities and to floating-rate U.S. government agency securities, while minimizing exposures to European banks.

Q  What is your investment outlook?

A We do not anticipate that the Fed will start raising short-term rates in the near future. While there have been some pressures on fuel and food prices, core inflation remains very low. Assuming inflationary pressures stay muted, we would expect that the Fed will keep rates very low until there is evidence of solid gains in employment and some improvement in housing. Moreover, we do not anticipate any other pressures for market overnight lending rates to increase, barring some kind of disaster in the European credit markets. Given these views, we think it makes sense to keep the Fund's portfolio very conservatively positioned, with an emphasis on capital preservation and a continued focus on high-quality, highly liquid securities. The policy also gives us the flexibility to respond quickly should market conditions change and yields start moving higher.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Please refer to the Schedule of Investments on pages 12-17 for a full listing of Fund securities.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10     5

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Portfolio Summary | 12/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Repurchase Agreements                                  33.3%
U.S. Government Securities                             20.7%
Municipal Bonds                                        19.6%
Commercial Paper                                       18.6%
Tax Exempt Money Market Mutual Fund                     6.2%
U.S. Corporate Bonds                                    1.6%

10 Largest Holdings
--------------------------------------------------------------------------------

 1.    Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11                  4.71%
--------------------------------------------------------------------------------
 2.    U.S. Treasury Bills, 0.3285%, 4/7/11                                4.62
--------------------------------------------------------------------------------
 3.    U.S. Treasury Bills, 0.0%, 4/14/11                                  4.39
--------------------------------------------------------------------------------
 4.    U.S. Treasury Bills, 0.18%, 3/3/11                                  4.03
--------------------------------------------------------------------------------
 5.    Federal Home Loan Mortgage Corp., Floating Rate Note, 2/14/11       3.27
--------------------------------------------------------------------------------
 6.    Metropolitan Washington Airport, Floating Rate Note, 10/1/39        3.20
--------------------------------------------------------------------------------
 7.    Jackson County Mississippi, Floating Rate Note, 6/1/23              3.06
--------------------------------------------------------------------------------
 8.    Harvard University, 0.25%, 1/4/11                                   2.70
--------------------------------------------------------------------------------
 9.    University of Minnesota, Floating Rate Note, 12/1/36                2.64
--------------------------------------------------------------------------------
10.    Bank of Nova Scotia/Houston, Floating Rate Note, 7/6/11             2.52
--------------------------------------------------------------------------------

The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10     7

Performance Update | 12/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class                      12/31/10                   12/31/09
       A                         $1.00                      $1.00
--------------------------------------------------------------------------------
       B                         $1.00                      $1.00
--------------------------------------------------------------------------------
       C                         $1.00                      $1.00
--------------------------------------------------------------------------------
       R                         $1.00                      $1.00
--------------------------------------------------------------------------------
       Y                         $1.00                      $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/10-12/31/10
--------------------------------------------------------------------------------

                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
       A                $0.0002              $--               $--
--------------------------------------------------------------------------------
       B                $0.0002              $--               $--
--------------------------------------------------------------------------------
       C                $0.0002              $--               $--
--------------------------------------------------------------------------------
       R                $0.0002              $--               $--
--------------------------------------------------------------------------------
       Y                $0.0002              $--               $--
--------------------------------------------------------------------------------

Yields*
--------------------------------------------------------------------------------

      Class                7-Day Annualized         7-Day Effective**
       A                         0.01%                    0.01%
--------------------------------------------------------------------------------
       B                         0.01%                    0.01%
--------------------------------------------------------------------------------
       C                         0.01%                    0.01%
--------------------------------------------------------------------------------
       R                         0.01%                    0.01%
--------------------------------------------------------------------------------
       Y                         0.01%                    0.01%
--------------------------------------------------------------------------------

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B shares (maximum 4%) and Class C shares (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

** Assumes daily compounding of dividends.

8     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Expense Ratio (Per prospectus dated May 1, 2010)
--------------------------------------------------------------------------------

     Class                      Gross                      Net
       A                         0.76%                     0.70%
--------------------------------------------------------------------------------
       B                         1.85%                     1.85%
--------------------------------------------------------------------------------
       C                         1.74%                     1.74%
--------------------------------------------------------------------------------
       R                         1.40%                     1.40%
--------------------------------------------------------------------------------
       Y                         0.50%                     0.45%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class A and Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus for more information.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10     9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from July 1, 2010 through December 31, 2010.

 Share Class                 A               B               C               R               Y
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value On 7/1/10
--------------------------------------------------------------------------------------------------
 Ending Account          $1,000.20       $1,000.20       $1,000.20       $1,000.20       $1,000.20
 Value On 12/31/10
--------------------------------------------------------------------------------------------------
 Expenses Paid               $1.16           $1.16           $1.16           $1.21           $1.11
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, 0.23%, 0.23%, 0.24% and 0.22% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


10     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2010 through December 31, 2010.

 Share Class                 A               B               C               R               Y
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value On 7/1/10
--------------------------------------------------------------------------------------------------
 Ending Account          $1,024.05       $1,024.05       $1,024.05       $1,024.00       $1,024.10
 Value On 12/31/10
--------------------------------------------------------------------------------------------------
 Expenses Paid               $1.17           $1.17           $1.17           $1.22           $1.12
 During Period*
--------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, 0.23%, 0.23%, 0.24% and 0.22% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     11

Schedule of Investments | 12/31/10

             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount ($)   (unaudited)    (unaudited)                                                   Value
                                           CORPORATE BONDS -- 1.6%
                                           BANKS -- 1.6%
                                           Diversified Banks -- 1.6%
 4,750,000                        NR/Aaa   Rabobank Nederland NV, 0.51%, 8/16/14          $  4,749,940
 4,500,000   0.31                 AA/Aa1   Westpac Banking Corp., Floating Rate Note,
                                           3/2/11                                            4,499,964
                                                                                          ------------
                                                                                          $  9,249,904
                                                                                          ------------
                                           Total Banks                                    $  9,249,904
------------------------------------------------------------------------------------------------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $9,249,904)                              $  9,249,904
------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.4%
   500,000   0.75                AAA/Aaa   Federal Farm Credit Bank, Floating Rate Note,
                                           3/24/11                                        $    500,549
 2,870,000   0.75                AAA/Aaa   Federal Farm Credit Bank, Floating Rate Note,
                                           5/12/11                                           2,874,190
 4,730,000                       AAA/AAA   Federal Home Loan Bank, 0.2%, 5/6/11              4,729,206
 8,500,000                       AAA/Aaa   Federal Home Loan Bank, 0.24%, 5/6/11             8,498,946
 1,900,000                       AAA/Aaa   Federal Home Loan Bank, 0.33%, 2/28/12            1,900,665
 4,640,000   0.28                AAA/AAA   Federal Home Loan Bank, Floating Rate Note,
                                           5/27/11                                           4,640,184
16,338,000                       AAA/Aaa   Federal Home Loan Mortgage Corp.,
                                           0.34969%, 4/1/11                                 16,343,279
 3,895,000   0.33                AAA/Aaa   Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 11/7/11                                3,896,332
11,355,000   0.33                AAA/Aaa   Federal Home Loan Mortgage Corp., Floating
                                           Rate Note, 2/14/11                               11,356,433
 5,720,000                         NR/NR   U.S. Treasury Bills, 0.0%, 3/17/11                5,717,983
15,260,000                         NR/NR   U.S. Treasury Bills, 0.0%, 4/14/11               15,252,443
 4,000,000                         NR/NR   U.S. Treasury Bills, 0.0%, 7/28/11                3,994,560
 4,505,000                         NR/NR   U.S. Treasury Bills, 0.1195%, 1/20/11             4,504,844
 4,210,000                         NR/NR   U.S. Treasury Bills, 0.1545%, 2/3/11              4,209,447
13,995,000                       AAA/Aaa   U.S. Treasury Bills, 0.18%, 3/3/11               13,990,929
16,035,000                       AAA/Aaa   U.S. Treasury Bills, 0.3285%, 4/7/11             16,029,677
                                                                                          ------------
                                                                                          $118,439,667
------------------------------------------------------------------------------------------------------
                                           TOTAL U.S. GOVERNMENT
                                           AGENCY OBLIGATIONS
                                           (Cost $118,439,667)                            $118,439,667
------------------------------------------------------------------------------------------------------
                                           MUNICIPAL BONDS -- 19.4%
                                           Municipal Airport -- 1.9%
11,100,000   0.28                AAA/Aa1   Metropolitan Washington Airport, Floating
                                           Rate Note, 10/1/39                             $ 11,100,000
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

              Floating       S&P/Moody's
Principal     Rate (b)       Ratings
Amount ($)    (unaudited)    (unaudited)                                                       Value
                                             Municipal Development -- 2.2%
10,615,000    0.27                 AA/Aa1    Jackson County Mississippi, Floating Rate
                                             Note, 6/1/23                                      $ 10,615,000
 2,550,000    0.26                AAA/Aaa    Loudoun County Virginia Industrial
                                             Development Authority, Floating Rate Note,
                                             2/15/38                                              2,550,000
                                                                                               ------------
                                                                                               $ 13,165,000
-----------------------------------------------------------------------------------------------------------
                                             Municipal Education -- 0.2%
 1,100,000    0.49                 AA-/NR    Illinois Financial Authority Revenue, Floating
                                             Rate Note, 9/1/41                                 $  1,100,000
-----------------------------------------------------------------------------------------------------------
                                             Municipal Higher Education -- 6.3%
 3,930,000    0.23                AAA/Aaa    Connecticut State Health & Education,
                                             Floating Rate Note, 7/1/33                        $  3,930,000
 4,470,000    0.30                AAA/Aa1    District of Columbia, Floating Rate Note,
                                             4/1/41                                               4,470,000
 2,505,000    0.29                 AA/Aa2    Maryland State Health & Higher Education
                                             Facilities Authority Revenue, Floating Rate
                                             Note, 7/1/36                                         2,505,000
 5,950,000    0.24                AA+/Aaa    Massachusetts Health & Education, Floating
                                             Rate Note, 7/1/39                                    5,950,000
 5,785,000                        AAA/Aa1    Syracuse Industrial, 0.15%, 12/1/35                  5,785,000
 9,180,000    0.34                 AA/Aa2    University of Minnesota, Floating Rate Note,
                                             12/1/36                                              9,180,000
 1,150,000    0.28                AA+/Aa1    Virginia College Building Authority, Floating
                                             Rate Note, 2/1/26                                    1,150,000
 3,805,000    0.28                AAA/Aa1    Wisconsin State Health & Educational
                                             Facilities, Floating Rate Note, 12/1/33              3,805,000
                                                                                               ------------
                                                                                               $ 36,775,000
-----------------------------------------------------------------------------------------------------------
                                             Municipal Medical -- 4.6%
 1,250,000    0.28                 AA/Aaa    Harris County Texas Health, Floating Rate
                                             Note, 12/1/41                                     $  1,250,000
 8,145,000    0.33                 AA/Aa1    Illinois Finance Authority, Floating Rate
                                             Note, 7/1/32                                         8,145,000
   700,000    0.26                AAA/Aaa    Loudoun County Virginia Industrial
                                             Development Authority, Floating Rate Note,
                                             2/15/38                                                700,000
 7,600,000    0.29                AAA/Aaa    Loudoun County Virginia Industrial
                                             Development Authority, Floating Rate Note,
                                             2/15/38                                              7,600,000
 5,020,000    0.27                 NR/Aa2    North Carolina Medical Care Community,
                                             Floating Rate Note, 6/1/15                           5,020,000
 2,495,000    0.33                  AA/NR    Oregon State Facilities Authority, Floating Rate
                                             Note, 5/1/47                                         2,495,000

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     13

             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount ($)   (unaudited)    (unaudited)                                                     Value
                                            Municipal Medical -- (continued)
 1,400,000   0.28                AA+/Aa2    University of Michigan, Floating Rate Note,
                                            12/1/37                                         $  1,400,000
                                                                                            ------------
                                                                                            $ 26,610,000
--------------------------------------------------------------------------------------------------------
                                            Municipal Pollution -- 1.1%
 6,330,000   0.23                AAA/Aaa    Lincoln County Wyoming Pollutant Control,
                                            Floating Rate Note, 11/1/14                     $  6,330,000
--------------------------------------------------------------------------------------------------------
                                            Municipal Utilities -- 1.0%
 5,635,000   0.33                 AA/Aa2    Gainsville Florida Utilities, Floating Rate
                                            Note, 10/1/38                                   $  5,635,000
--------------------------------------------------------------------------------------------------------
                                            Municipal Water -- 2.1%
 3,600,000   0.39                AA-/Aa2    Boston Massachusetts Water & Sewer
                                            Community Revenue, Floating Rate Note,
                                            11/1/24                                         $  3,600,000
 8,480,000   0.29                AAA/Aaa    Texas Water Development Board, Floating
                                            Rate Note, 7/15/19                                 8,480,000
                                                                                            ------------
                                                                                            $ 12,080,000
--------------------------------------------------------------------------------------------------------
                                            TOTAL MUNICIPAL BONDS
                                            (Cost $112,795,000)                             $112,795,000
--------------------------------------------------------------------------------------------------------
                                            TEMPORARY CASH INVESTMENTS -- 57.3%
                                            Commercial Paper -- 18.4%
 8,740,000   0.31                AA-/Aa1    Bank of Nova Scotia/Houston, Floating
                                            Rate Note, 7/6/11                               $  8,737,092
 9,362,000                      A-1+/P-1    Harvard University, 0.25%, 1/4/11                  9,361,640
 5,590,000                      A-1+/P-1    Johns Hopkins University, 0.29%, 2/4/11            5,590,000
 3,510,000                         NR/NR    Massachusetts Health & Educational Facilities
                                            Authority, 0.25%, 1/6/11                           3,510,000
 4,480,000                      A-1+/P-1    Massachusetts Health & Educational Facilities
                                            Authority, 0.25%, 2/4/11                           4,480,000
 4,000,000                      A-1+/P-1    Nordea Bank Finland Plc/New York, 0.26%,
                                            1/10/11                                            4,000,000
   800,000                       A-1+/NR    Private Colleges & Universities, 0.3%, 2/1/11        800,000
 1,870,000   0.38                AA-/Aaa    Royal Bank of Canada, Floating Rate Note,
                                            10/3/11                                            1,869,979
 4,800,000   0.85                AA-/Aaa    Royal Bank of Canada, Floating Rate Note,
                                            8/1/11                                             4,803,977
 1,900,000                       A-1/P-1    State Street Corp., 0.25%, 1/3/11                  1,900,000
 4,000,000                       AA-/Aa2    Svenska Handelsbanken/New York, 0.27%,
                                            2/4/11                                             4,000,035
 4,510,000                      A-1+/P-1    Texas A&M University, 0.28%, 1/3/11                4,510,000
 6,135,000                      A-1+/P-1    Texas Public Finance Authority, 0.27%,
                                            2/1/11                                             6,135,000
 6,085,000                      A-1+/P-1    Texas Public Finance Authority, 0.28%,
                                            3/4/11                                             6,085,000
 4,730,000                       AA-/Aaa    Toronto Dominion Bank, 0.0%, 2/4/11                4,729,551

The accompanying notes are an integral part of these financial statements.

14     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

             Floating       S&P/Moody's
Principal    Rate (b)       Ratings
Amount ($)   (unaudited)    (unaudited)                                                    Value
                                            Commercial Paper -- (continued)
 2,900,000                      A-1+/AAA    Toronto Dominion Bank, 0.23%, 3/10/11          $  2,899,983
 3,735,000   0.31                 NR/AAA    Toronto Dominion Bank/NY, Floating Rate
                                            Note, 5/19/11                                     3,735,093
 1,390,000                      A-1+/P-1    Toyota Motor Credit Corp., 0.26%, 1/3/11          1,390,000
 3,560,000                         NR/NR    University of Minnesota, 0.25%, 1/6/11            3,560,000
 4,350,000                      A-1+/P-1    University of Texas System, 0.25%, 2/3/11         4,350,000
 6,892,000                      A-1+/P-1    University of Texas, 0.24%, 1/6/11                6,892,000
 5,850,000                      A-1+/P-1    Vanderbilt University, 0.27%, 1/28/11             5,849,937
 7,470,000                      A-1+/P-1    Yale University, 0.25%, 1/5/11                    7,469,860
                                                                                           ------------
                                                                                           $106,659,147
-------------------------------------------------------------------------------------------------------
                                            Repurchase Agreements -- 32.8%
28,430,000                        NR/Aaa    Barclays Plc, 0.10%, dated 12/31/10,
                                            repurchase price of $28,430,000 plus
                                            accrued interest on 1/3/11 collateralized by
                                            $28,998,610 U.S. Treasury Strip,
                                            1.25%, 4/15/14                                 $ 28,430,000
31,020,000                        NR/Aaa    BNP Paribas SA, 0.18%, dated 12/31/10,
                                            repurchase price of $31,020,000 plus
                                            accrued interest on 1/3/11 collateralized by
                                            $31,640,400 Federal National Mortgage
                                            Association, 4.0% - 5.5%, 8/1/37 - 11/1/40       31,020,000
 8,650,000                        NR/Aaa    BNP Paribas SA, 0.15%, dated 12/31/10,
                                            repurchase price of $8,650,000 plus
                                            accrued interest on 1/3/11 collateralized
                                            by the following:
                                              $1,049,001 U.S. Treasury Strip, 0.0%,
                                               8/15/22 - 5/15/28
                                              $923,378 U.S. Treasury Bond,
                                               4.375%, 2/15/38
                                              $6,850,620 U.S. Treasury Notes,
                                               2.375%, 8/31/14                                8,650,000
 8,650,000                        NR/Aaa    Deutsche Bank, 0.18%, dated 12/31/10,
                                            repurchase price of $8,650,000 plus accrued
                                            interest on 1/3/11 collateralized by the
                                            following:
                                              $5,343,867 U.S. Treasury Strip,
                                               0.0%, 2/15/36
                                              $3,479,133 U.S. Treasury Inflation
                                                Protected Security, 0.0%, 8/15/22             8,650,000
26,020,000                        NR/Aaa    Deutsche Bank AG, 0.28%, dated 12/31/10,
                                            repurchase price of $26,020,000 plus
                                            accrued interest on 1/3/11 collateralized by
                                            $26,540,400 Federal National Mortgage
                                            Association, 7.0%, 8/1/38                        26,020,000

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     15

              Floating       S&P/Moody's
Principal     Rate (b)       Ratings
Amount ($)    (unaudited)    (unaudited)                                                     Value
                                             Repurchase Agreements -- (continued)
10,290,000                         NR/Aaa    JPMorgan, Inc., 0.20%, dated 12/31/10,
                                             repurchase price of $10,290,000 plus
                                             accrued interest on 1/3/11 collateralized
                                             by the following:
                                               $10,495,903 Federal National
                                                 Mortgage Association, 4.0% - 5.0%,
                                                 2/1/20 - 3/1/40                             $ 10,290,000
36,910,000                         NR/Aaa    RBC Capital Markets, Inc., 0.20%, dated
                                             12/31/10, repurchase price of $36,910,000
                                             plus accrued interest on 1/3/11
                                             collateralized by the following:
                                               $6,324,482 Fannie Mae, 1.75%,
                                                 11/17/15
                                               $31,323,829 Federal Farm Credit Bank,
                                                 1.70% - 4.33%, 10/28/16 - 4/20/20             36,910,000
 8,650,000                         NR/Aaa    Societe Generale SA, 0.20%, dated
                                             12/31/10, repurchase price of $8,650,000
                                             plus accrued interest on 1/3/11
                                             collateralized by the following:
                                               $8,391,350 U.S. Treasury Note,
                                                 0.5%, 10/15/13
                                               $431,650 U.S. Treasury Bill,
                                                 0.0%, 12/15/11                                 8,650,000
32,020,000                         NR/Aaa    Societe Generale SA, 0.21%, dated
                                             12/31/10, repurchase price of $32,020,000
                                             plus accrued interest on 1/3/11
                                             collateralized by $32,660,400 Federal
                                             National Mortgage Association, 4.5% - 6.5%,
                                             6/1/33 - 1/1/40                                   32,020,000
                                                                                             ------------
                                                                                             $190,640,000
---------------------------------------------------------------------------------------------------------
Shares
                                             Tax Exempt Money Market Mutual Fund -- 6.1%
35,250,000                                   BlackRock Liquidity Funds TempCash Portfolio    $ 35,250,000
---------------------------------------------------------------------------------------------------------
                                             TOTAL TEMPORARY CASH INVESTMENTS
                                             (Cost $332,549,439)                             $332,549,147
---------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENT IN SECURITIES -- 98.6%
                                             (Cost $573,033,718)(a)                          $573,033,718
---------------------------------------------------------------------------------------------------------
                                             OTHER ASSETS AND LIABILITIES -- 1.4%            $  7,976,844
---------------------------------------------------------------------------------------------------------
                                             TOTAL NET ASSETS -- 100.0%                      $581,010,562
=========================================================================================================

NR   Not rated by either S&P or Moody's.

(a) At December 31, 2010, cost for federal income tax purposes was $573,033,718.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

The accompanying notes are an integral part of these financial statements.

16     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2010 aggregated $194,853,651 and $228,507,336, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund's assets:

                                        Level 1         Level 2            Level 3        Total
 Corporate Bonds                        $        --     $  9,249,904       $--        $  9,249,904
 U.S. Government Agency Obligations              --      118,439,667        --         118,439,667
 Municipal Bonds                                 --      112,795,000        --         112,795,000
 Commercial Paper                                --      106,659,147        --         106,659,147
 Repurchase Agreements                           --      190,640,000        --         190,640,000
 Money Market Mutual Fund                35,250,000               --        --          35,250,000
--------------------------------------------------------------------------------------------------
    Total                               $35,250,000     $537,783,718       $--        $573,033,718
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     17

Statement of Assets and Liabilities | 12/31/10

ASSETS:
  Investment in securities (cost $382,393,718)            $382,393,718
  Repurchase agreements (cost $190,640,000)                190,640,000
----------------------------------------------------------------------
  Total investment in securities (cost $573,033,718)      $573,033,718
  Cash                                                       4,025,372
  Receivables --
   Investment securities sold                                5,764,887
   Fund shares sold                                          4,655,992
   Interest                                                    259,400
   Due from Pioneer Investment Management, Inc.                188,158
  Other                                                         50,111
----------------------------------------------------------------------
     Total assets                                         $587,977,638
----------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                        $  5,762,821
   Fund shares repurchased                                     927,855
   Dividends                                                     7,062
  Due to affiliates                                            131,081
  Accrued expenses                                             138,257
----------------------------------------------------------------------
     Total liabilities                                    $  6,967,076
----------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                         $581,220,760
  Distributions in excess of net investment income              (7,062)
  Accumulated net realized loss on investments                (203,136)
----------------------------------------------------------------------
     Total net assets                                     $581,010,562
======================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $454,784,109/454,876,445 shares)      $       1.00
  Class B (based on $21,190,234/21,166,414 shares)        $       1.00
  Class C (based on $39,197,682/39,196,774 shares)        $       1.00
  Class R (based on $6,268,313/6,268,619 shares)          $       1.00
  Class Y (based on $59,570,224/59,557,171 shares)        $       1.00
======================================================================

The accompanying notes are an integral part of these financial statements.

18     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Statement of Operations

For the Year Ended 12/31/10

INVESTMENT INCOME:
  Interest                                                  $1,823,222
---------------------------------------------------------------------------------------
     Total investment income                                                $1,823,222
---------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $2,676,070
  Transfer agent fees and expenses
   Class A                                                     873,454
   Class B                                                     107,680
   Class C                                                      85,529
   Class R                                                       7,208
   Class Y                                                         539
  Distribution fees
   Class A                                                     779,475
   Class B                                                     305,813
   Class C                                                     585,188
   Class R                                                      30,475
  Shareholder communications expense                           261,574
  Administrative reimbursements                                209,163
  Custodian fees                                                31,125
  Registration fees                                            173,962
  Professional fees                                            102,293
  Printing expense                                              77,999
  Fees and expenses of nonaffiliated trustees                   19,800
  Miscellaneous                                                 25,296
---------------------------------------------------------------------------------------
     Total expenses                                                         $6,352,643
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                          (4,794,198)
---------------------------------------------------------------------------------------
     Net expenses                                                           $1,558,445
---------------------------------------------------------------------------------------
       Net investment income                                                $  264,777
---------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
   Investments                                              $   44,401
   Class actions                                                    57      $   44,458
---------------------------------------------------------------------------------------
  Net realized gain on investments                                          $   44,458
---------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                      $  309,235
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     19

Statements of Changes in Net Assets

For the Years Ended 12/31/10 and 12/31/09, respectively

                                                              Year Ended            Year Ended
                                                             12/31/10              12/31/09
FROM OPERATIONS:
Net investment income                                        $      264,777        $    1,377,362
Net realized gain on investments and class action                    44,458               251,512
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $      309,235        $    1,628,874
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.0002 and $0.0016 per share, respectively)     $      (88,743)       $   (1,039,677)
   Class B ($0.0002 and $0.0002 per share, respectively)             (4,766)               (8,419)
   Class C ($0.0002 and $0.0002 per share, respectively)             (9,047)              (10,277)
   Class R ($0.0002 and $0.0004 per share, respectively)             (1,096)                 (706)
   Class Y ($0.0002 and $0.0030 per share, respectively)             (9,945)             (466,477)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $     (113,597)       $   (1,525,556)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $  842,011,151        $1,378,998,385
Shares issued in reorganization                                          --            65,917,709
Reinvestment of distributions                                       104,230             1,061,937
Cost of shares repurchased                                   (1,129,122,437)       (1,544,238,392)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                 $ (287,007,056)       $  (98,260,361)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets                                $ (286,811,418)       $  (98,157,043)
NET ASSETS:
Beginning of year                                               867,821,980           965,979,023
--------------------------------------------------------------------------------------------------
End of year                                                  $  581,010,562        $  867,821,980
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income             $       (7,062)       $     (178,215)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                                     '10 Shares        '10 Amount        '09 Shares        '09 Amount
Class A
Shares sold                           552,128,179    $ 552,306,110       477,946,610    $ 477,773,358
Shares issued in reorganization                --               --        57,600,032       57,736,180
Reinvestment of distributions              88,743           88,743         1,039,677        1,039,677
Less shares repurchased              (631,151,257)    (631,151,258)     (670,546,568)    (670,546,570)
------------------------------------------------------------------------------------------------------
   Net decrease                       (78,934,335)   $ (78,756,405)     (133,960,249)   $(133,997,355)
======================================================================================================
Class B
Shares sold                            24,245,571    $  24,245,553        29,148,400    $  29,148,400
Reinvestment of distributions               4,766            4,766             8,419            8,419
Less shares repurchased               (40,587,874)     (40,587,878)      (51,028,376)     (51,028,380)
------------------------------------------------------------------------------------------------------
   Net decrease                       (16,337,537)   $ (16,337,559)      (21,871,557)   $ (21,871,561)
======================================================================================================
Class C
Shares sold                           130,578,372    $ 130,578,372        94,637,552    $  94,637,552
Reinvestment of distributions               9,047            9,047            10,277           10,277
Less shares repurchased              (140,796,477)    (140,796,478)     (107,556,972)    (107,556,973)
------------------------------------------------------------------------------------------------------
   Net decrease                       (10,209,058)   $ (10,209,059)      (12,909,143)   $ (12,909,144)
======================================================================================================
Class R
Shares sold                            40,597,723    $  40,597,722         9,788,236    $   9,788,236
Reinvestment of distributions               1,037            1,037               695              695
Less shares repurchased               (37,428,880)     (37,428,880)       (8,533,483)      (8,533,483)
------------------------------------------------------------------------------------------------------
   Net increase                         3,169,880    $   3,169,879         1,255,448    $   1,255,448
======================================================================================================
Class Y
Shares sold                            94,283,394    $  94,283,394       767,675,345    $ 767,650,839
Shares issued in reorganization                --               --         8,147,274        8,181,529
Reinvestment of distributions                 637              637             2,869            2,869
Less shares repurchased              (279,157,943)    (279,157,943)     (706,572,986)    (706,572,986)
------------------------------------------------------------------------------------------------------
   Net increase (decrease)           (184,873,912)   $(184,873,912)       69,252,502    $  69,262,251
======================================================================================================

The accompanying notes are an integral part of these financial statements.

                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     21

Financial Highlights

                                                                            Year Ended    Year Ended
                                                                            12/31/10      12/31/09
Class A
Net asset value, beginning of period                                        $   1.00      $   1.00
----------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                      $  0.000(a)   $  0.002
----------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                      $ (0.000)(a)  $ (0.002)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $   1.00      $   1.00
====================================================================================================
Total return*                                                                   0.02%         0.16%
Ratio of net expenses to average net assets+                                    0.23%         0.60%
Ratio of net investment income to average net assets+                           0.04%         0.15%
Net assets, end of period (in thousands)                                    $454,784      $533,382
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   0.85%         0.79%
 Net investment income (loss)                                                  (0.58)%       (0.04)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.23%         0.60%
 Net investment income                                                          0.04%         0.15%
====================================================================================================

                                                                          Year Ended    Year Ended    Year Ended
                                                                          12/31/08      12/31/07      12/31/06
Class A
Net asset value, beginning of period                                      $   1.00      $   1.00      $   1.00
----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                    $  0.024      $  0.046      $  0.043
----------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $ (0.024)     $ (0.046)     $ (0.043)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   1.00      $   1.00      $   1.00
=================================================================================================================
Total return*                                                                 2.46%         4.72%         4.38%
Ratio of net expenses to average net assets+                                  0.73%         0.71%         0.75%
Ratio of net investment income to average net assets+                         2.46%         4.61%         4.33%
Net assets, end of period (in thousands)                                  $667,293      $739,517      $708,103
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                 0.73%         0.71%         0.75%
 Net investment income (loss)                                                 2.46%         4.61%         4.33%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 0.73%         0.70%         0.75%
 Net investment income                                                        2.46%         4.61%         4.33%
================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a)  Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

22    Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                                                                             Year Ended     Year Ended
                                                                             12/31/10       12/31/09
Class B
Net asset value, beginning of period                                         $  1.00        $  1.00
-------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                                $ 0.000(a)     $ 0.000(a)
-------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                       $(0.000)(a)    $(0.000)(a)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  1.00        $  1.00
=======================================================================================================
Total return*                                                                   0.02%          0.02%
Ratio of net expenses to average net assets+                                    0.23%          0.80%
Ratio of net investment income (loss) to average net assets+                    0.04%         (0.01)%
Net assets, end of period (in thousands)                                     $21,190        $37,518
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                   1.92%          1.88%
 Net investment income (loss)                                                  (1.65)%        (1.09)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                   0.23%          0.80%
 Net investment income (loss)                                                   0.04%         (0.01)%
=======================================================================================================

                                                                          Year Ended    Year Ended   Year Ended
                                                                          12/31/08      12/31/07     12/31/06
Class B
Net asset value, beginning of period                                      $  1.00       $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                             $ 0.015       $ 0.035      $ 0.032
---------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $(0.015)      $(0.035)     $(0.032)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  1.00       $  1.00      $  1.00
===============================================================================================================
Total return*                                                                1.54%         3.55%        3.21%
Ratio of net expenses to average net assets+                                 1.74%         1.84%        1.87%
Ratio of net investment income (loss) to average net assets+                 1.37%         3.48%        3.22%
Net assets, end of period (in thousands)                                  $59,390       $41,539      $33,817
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.74%         1.84%        1.87%
 Net investment income (loss)                                                1.37%         3.48%        3.22%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                1.74%         1.82%        1.86%
 Net investment income (loss)                                                1.37%         3.50%        3.23%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a)  Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10    23

                                                                          Year Ended      Year Ended
                                                                          12/31/10        12/31/09
Class C
Net asset value, beginning of period                                      $  1.00         $  1.00
-----------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                             $ 0.001         $ 0.000(a)
-----------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $(0.000)(a)     $(0.000)(a)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  1.00         $  1.00
=====================================================================================================
Total return*                                                                0.02%           0.02%
Ratio of net expenses to average net assets+                                 0.23%           0.80%
Ratio of net investment income (loss) to average net assets+                 0.04%          (0.02)%
Net assets, end of period (in thousands)                                  $39,198         $49,391
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.68%           1.77%
 Net investment income (loss)                                               (1.41)%         (0.99)%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                0.23%           0.80%
 Net investment income (loss)                                                0.04%          (0.02)%
=====================================================================================================

                                                                          Year Ended   Year Ended    Year Ended
                                                                          12/31/08     12/31/07      12/31/06
Class C
Net asset value, beginning of period                                      $  1.00      $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                             $ 0.016      $  0.036      $  0.033
---------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $(0.016)     $ (0.036)     $ (0.033)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  1.00      $   1.00      $   1.00
===============================================================================================================
Total return*                                                                1.57%         3.69%         3.33%
Ratio of net expenses to average net assets+                                 1.63%         1.68%         1.71%
Ratio of net investment income (loss) to average net assets+                 1.55%         3.64%         3.48%
Net assets, end of period (in thousands)                                  $62,303      $ 68,250      $ 54,906
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.63%         1.68%         1.71%
 Net investment income (loss)                                                1.55%         3.64%         3.45%
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                                1.63%         1.67%         1.70%
 Net investment income (loss)                                                1.55%         3.65%         3.48%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a)  Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

24    Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                                                                          Year Ended       Year Ended
                                                                          12/31/10         12/31/09
Class R
Net asset value, beginning of period                                      $  1.00          $ 1.00
-----------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                             $ 0.001          $0.000(a)
-----------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $(0.000)(a)      $0.000)(a)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  1.00          $ 1.00
=====================================================================================================
Total return*                                                                0.02%           0.04%
Ratio of net expenses to average net assets+                                 0.24%           0.70%
Ratio of net investment income (loss) to average net assets+                 0.04%          (0.06)%
Net assets, end of period (in thousands)                                  $ 6,268          $3,097
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.37%           1.43%
 Net investment income (loss)                                               (1.09)%         (0.79)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                0.24%           0.70%
 Net investment income (loss)                                                0.04%          (0.06)%
=====================================================================================================

                                                                         Year Ended      Year Ended     Year Ended
                                                                         12/31/08        12/31/07       12/31/06
Class R
Net asset value, beginning of period                                      $  1.00        $  1.00        $  1.00
------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income (loss)                                             $ 0.020        $ 0.039        $ 0.038
------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $(0.020)       $(0.039)       $(0.038)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $  1.00        $  1.00        $  1.00
==================================================================================================================
Total return*                                                                2.04%          3.94%          3.90%
Ratio of net expenses to average net assets+                                 1.15%          1.42%          1.19%
Ratio of net investment income (loss) to average net assets+                 1.97%          3.90%          3.93%
Net assets, end of period (in thousands)                                  $ 1,843        $ 1,582        $   747
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                1.15%          1.42%          1.53%
 Net investment income (loss)                                                1.97%          3.90%          3.59%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                1.15%          1.41%          1.19%
 Net investment income (loss)                                                1.97%          3.90%          3.93%
==================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.
(a)  Amount rounds to less than $0.001 or $(0.001) per share.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10    25

                                                                          Year Ended        Year Ended
                                                                          12/31/10          12/31/09
Class Y
Net asset value, beginning of period                                      $   1.00          $   1.00
------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                    $ (0.000)(a)      $  0.003
------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $ (0.000)(a)      $ (0.003)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   1.00          $   1.00
======================================================================================================
Total return*                                                                 0.02%             0.30%
Ratio of net expenses to average net assets+                                  0.22%             0.44%
Ratio of net investment income to average net assets+                         0.02%             0.29%
Net assets, end of period (in thousands)                                  $ 59,570          $244,435
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                 0.51%             0.53%
 Net investment income (loss)                                                (0.27)%            0.20%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 0.22%             0.44%
 Net investment income                                                        0.02%             0.29%
======================================================================================================


                                                                          Year Ended    Year Ended   Year Ended
                                                                          12/31/08      12/31/07     12/31/06
Class Y
Net asset value, beginning of period                                      $   1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                    $  0.027      $ 0.048      $ 0.046
---------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                    $ (0.027)     $(0.048)     $(0.046)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $   1.00      $  1.00      $  1.00
===============================================================================================================
Total return*                                                                 2.70%        4.96%        4.67%
Ratio of net expenses to average net assets+                                  0.52%        0.47%        0.47%
Ratio of net investment income to average net assets+                         2.63%        4.85%        4.54%
Net assets, end of period (in thousands)                                  $175,151      $83,209      $76,726
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                 0.52%        0.47%        0.47%
 Net investment income (loss)                                                 2.63%        4.85%        4.54%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                 0.52%        0.46%        0.47%
 Net investment income                                                        2.63%        4.86%        4.54%
===============================================================================================================

(a)  Amount rounds to less than $0.001 or $(0.001) per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

26    Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Notes to Financial Statements | 12/31/10

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class Y shares were first publicly offered on September 23, 2005. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     27

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Money market mutual funds are valued at net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the three prior fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2010, the Fund had a net capital loss carryforward of $203,136 of which the following amounts will expire in 2015 and 2016 if not utilized: $190,618 in 2015 and $12,518 in 2016.

   At December 31, 2010, the Fund reclassified $19,973 to decrease paid-in capital and $19,973 to decrease distributions in excess of net investment income to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.


28     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

   The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 was as follows:

                                                    2010                2009
   Distributions paid from:
   Ordinary income                              $113,597          $1,525,556
   --------------------------------------------------------------------------
     Total                                      $113,597          $1,525,556
   ==========================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2010:

                                                                        2010
   Distributable earnings:
   Capital loss carryforward                                       $(203,136)
   Dividends payable                                                  (7,062)
   --------------------------------------------------------------------------
     Total                                                         $(210,198)
   ==========================================================================

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the year ended December 31, 2010, the Fund recognized gains of $57 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     29

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the year ended December 31, 2010, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.40%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.70% and 0.45% of the average daily net assets attributable to Class A and Class Y shares, respectively. Class B, Class C and Class R shares do not have an expense limitation. Expenses waived during the year ended December 31, 2010 are reflected on the Statement of Operations. These expense limitations are in effect through June 1, 2012. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,643 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2010.


30     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2010, such out-of-pocket expenses by class of shares were as follows:

Shareholder Communications:
Class A                                                              $186,508
Class B                                                                21,031
Class C                                                                24,338
Class R                                                                15,240
Class Y                                                                14,457
-----------------------------------------------------------------------------
  Total                                                              $261,574
=============================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $124,839 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2010.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,599 in distribution fees payable to PFD at December 31, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     31

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2010, CDSCs in the amount of $106,437 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2010, the Fund's expenses were not reduced under such arrangements.

6. Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. The purpose of this transaction was to combine two funds with similar investment objectives and strategies. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan Keegan Select Money Market Fund for shares of Pioneer Cash Reserves Fund. Shareowners holding Class A and Class I shares of Regions Morgan Keegan Select Money Market Fund received Class A and Class Y shares, respectively, of Pioneer Cash Reserves Fund in the reorganization. The investment portfolio of Regions Morgan Keegan Select Money Market Fund, with a fair value of $57,874,151 and an identified cost of $57,874,151 at May 15, 2009, was the principal asset acquired by Pioneer Cash Reserves Fund. For financial reporting purposes, assets received and shares issued by Pioneer Cash Reserves Fund were recorded at net asset value; however, the cost basis of the investments received from Regions Morgan Keegan Select Money Market Fund was carried forward to align ongoing reporting of Pioneer Cash Reserves Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing Date:


32     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                      Pioneer                 RMK Select            Pioneer
                      Cash Reserves           Money Market Fund     Cash Reserves
                      (Pre-Reorganization)    (Pre-Reorganization)  (Post-Reorganization)
 Net Assets
 Class A              $617,403,807            $57,736,180           $675,139,987
 Class B              $ 52,740,518            $        --           $ 52,740,518
 Class C              $ 62,440,580            $        --           $ 62,440,580
 Class R              $  2,020,036            $        --           $  2,020,036
 Class Y/I            $124,005,796            $ 8,181,529           $132,187,325
-----------------------------------------------------------------------------------------
 Total Net Assets     $858,610,737            $65,917,709           $924,528,446
-----------------------------------------------------------------------------------------
 Shares Outstanding
 Class A               617,750,245             57,600,032            675,350,277
 Class B                52,716,354                     --             52,716,354
 Class C                62,441,480                     --             62,441,480
 Class R                 2,020,398                     --              2,020,398
 Class Y/I             123,998,824              8,147,274            132,146,098
 Shares Issued in
  Reorganization
 Class A                                                              57,600,032
 Class Y                                                               8,147,274


                                Unrealized                Accumulated
                                Appreciation on           Gain on
                                Closing Date              Closing Date
 Regions Morgan Keegan
 Select Money Market Fund       $--                       $3,002

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer Cash Reserves Fund, Pioneer Cash Reserves Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Net investment income                                                $1,418,142
 Net gain on investments                                              $  251,883
 Net increase in net assets resulting from operations                 $1,670,025

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Regions Morgan Keegan Select Money Market Fund that have been included in Pioneer Cash Reserves Fund's statement of operations since May 15, 2009.

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Money Market Trust
and Shareowners of Pioneer Cash Reserves Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cash Reserves Fund, a series of the Pioneer Money Market Trust (the "Trust"), including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund of the Pioneer Money Market Trust at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                         Ernst & Young LLP

Boston, Massachusetts
February 25, 2011

34     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 76.55% and 0.0%, respectively.







                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     35

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Cash Reserves Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


36     Pioneer Cash Reserves Fund | Annual Report | 12/31/10
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Lipper, Inc. (Lipper), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the third quintile of its Lipper category for the one year period ended June 30, 2010, in the second quintile of its Lipper category for the three and five year periods ended June 30, 2010, and in the fourth quintile of its Lipper category for the ten year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Lipper and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the fourth quintile relative to the management fees paid by other funds in its Lipper peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate on assets over $1 billion. The Trustees considered that the Fund's asset-weighted management fee was only three basis points higher than the median management fee of the Fund's peer group and only one basis point higher than the last fund in the third quintile of the Fund's peer group. The


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     37

Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the third quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that PIM currently was waiving fees and/or reimbursing expenses of the Fund in order to maintain a positive yield.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM. The Trustees also concluded that the Fund's expense ratio was reasonable taking into account the nature and quality of services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any


38     Pioneer Cash Reserves Fund | Annual Report | 12/31/10
economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     39

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


40     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Interested Trustees

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 1987.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment        None
                            Management USA Inc. ("PIM-USA"); Chairman and a director
                            of Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a
                            director of Pioneer Alternative Investment Management (Ber-
                            muda) Limited and affiliated funds; Deputy Chairman and a
                            director of Pioneer Global Asset Management S.p.A. ("PGAM")
                            (until April 2010); Director of PIOGLOBAL Real Estate Invest-
                            ment Fund (Russia) (until June 2006); Director of Nano-C, Inc.
                            (since 2003); Director of Cole Management Inc. (since 2004);
                            Director of Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006); Presi-
                            dent of all of the Pioneer Funds; and Of Counsel, Wilmer Cutler
                            Pickering Hale and Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February             None
                            2007); Director and President of Pioneer and Pioneer Institu-
                            tional Asset Management, Inc. (since February 2007); Execu-
                            tive Vice President of all of the Pioneer Funds (since March
                            2007); Director of PGAM (2007 - 2010); Head of New Europe
                            Division, PGAM (2000 - 2005); and Head of New Markets
                            Division, PGAM (2005 - 2007)
--------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                     Pioneer Cash Reserves Fund | Annual Report | 12/31/10    41

Independent Trustees

                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
David R. Bock (67)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (62)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------

                                                                                          Other Directorships
Name and Age         Principal Occupation                                                 Held by this Trustee
David R. Bock (67)   Managing Partner, Federal City Capital Advisors (corporate           Director of Enterprise Community
                     advisory services company) (1997 - 2004 and 2008 -                   Investment, Inc. (privately held
                     present); Interim Chief Executive Officer, Oxford Analytica, Inc.    affordable housing finance com-
                     (privately held research and consulting company) (2010);             pany) (1985 - 2010); Director
                     Executive Vice President and Chief Financial Officer, I-trax, Inc.   of Oxford Analytica, Inc.
                     (publicly traded health care services company) (2004 - 2007);        (2008 - present); Director of The
                     and Executive Vice President and Chief Financial Officer,            Swiss Helvetia Fund, Inc. (closed-
                     Pedestal Inc. (internet-based mortgage trading company)              end fund) (2010 - present); and
                     (2000 - 2002)                                                        Director of New York Mortgage Trust
                                                                                          (publicly traded mortgage REIT)
                                                                                          (2004 - 2009)
--------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)    Chairman, Bush International, LLC (international financial           Director of Marriott International,
                     advisory firm) (1991 - present); Senior Managing Director,           Inc. (2008 - present); Director
                     Brock Capital Group, LLC (strategic business advisors) (2010 -       of Discover Financial Services
                     present); Managing Director, Federal Housing Finance Board           (credit card issuer and electronic
                     (oversight of Federal Home Loan Bank system) (1989 - 1991);          payment services) (2007 - present);
                     Vice President and Head of International Finance, Federal            Former Director of Briggs & Stratton
                     National Mortgage Association (1988 - 1989); U.S. Alternate          Co. (engine manufacturer) (2004 -
                     Executive Director, International Monetary Fund (1984 -              2009); Former Director of UAL Cor-
                     1988); Executive Assistant to Deputy Secretary of the U.S.           poration (airline holding company)
                     Treasury, U.S. Treasury Department (1982 - 1984); and Vice           (2006 - 2010); Director of ManTech
                     President and Team Leader in Corporate Banking, Bankers              International Corporation (national
                     Trust Co. (1976 - 1982)                                              security, defense, and intelligence
                                                                                          technology firm) (2006 - present);
--------------------------------------------------------------------------------------------------------------------------------

42    Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
Mary K. Bush (62) (continued)
--------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee         Trustee since 1990.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

                                                                                           Other Directorships
Name and Age                Principal Occupation                                           Held by this Trustee
Mary K. Bush (62) (continued)                                                              Member, Board of Governors, Invest-
                                                                                           ment Company Institute (2007 -
                                                                                           present); Member, Board of Gover-
                                                                                           nors, Independent Directors Council
                                                                                           (2007 - present); Former Director of
                                                                                           Brady Corporation (2000 - 2007);
                                                                                           Former Director of Mortgage Guar-
                                                                                           anty Insurance Corporation (1991 -
                                                                                           2006); Former Director of Millen-
                                                                                           nium Chemicals, Inc. (commodity
                                                                                           chemicals) (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds Tobacco
                                                                                           Holdings, Inc. (tobacco) (1999 -
                                                                                           2005); and Former Director of
                                                                                           Texaco, Inc. (1997 - 2001)
--------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard   Trustee, Mellon Institutional Funds
                            University (1972 - present)                                    Investment Trust and Mellon Institu-
                                                                                           tional Funds Master Portfolio (over-
                                                                                           saw 17 portfolios in fund complex)
                                                                                           (1989 - 2008)
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary,     None
                            The Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
--------------------------------------------------------------------------------------------------------------------------------

                      Pioneer Cash Reserves Fund | Annual Report | 12/31/10
43

                            Position Held   Length of Service
 Name and Age              with the Fund   and Term of Office
Thomas J. Perna (60)       Trustee         Trustee since 2006.
                                           Serves until a successor
                                           trustee is elected or
                                           earlier retirement or
                                           removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)   Trustee         Trustee since 1987.
                                           Serves until a successor
                                           trustee is elected or
                                           earlier retirement or
                                           removal.
--------------------------------------------------------------------------------

                                                                                            Other Directorships
Name and Age               Principal Occupation                                             Held by this Trustee
Thomas J. Perna (60)       Chief Executive Officer, Quadriserv, Inc. (technology products   Director, Broadridge Financial Solu-
                           for securities lending industry) (2008 - present); private       tions, Inc. (investor communications
                           investor (2004 - 2008); and Senior Executive Vice President,     and securities processing provider
                           The Bank of New York (financial and securities services)         for financial services industry)
                           (1986 - 2004)                                                    (2009 - present); and Director,
                                                                                            Quadriserv, Inc. (2005 - present)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)   President and Chief Executive Officer, Newbury, Piret & Com-     Director of New America High
                           pany, Inc. (investment banking firm) (1981 - present)            Income Fund, Inc. (closed-end
                                                                                            investment company) (2004 -
                                                                                            present); and member, Board of
                                                                                            Governors, Investment Company
                                                                                            Institute (2000 - 2006)
--------------------------------------------------------------------------------------------------------------------------------

44    Pioneer Cash Reserves Fund | Annual Report | 12/31/10

Fund Officers

                              Position Held         Length of Service
 Name and Age                with the Fund         and Term of Office
Christopher J. Kelley (46)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (49)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (48)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (51)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

                                                                                              Other Directorships
Name and Age                 Principal Occupation                                             Held by this Officer
Christopher J. Kelley (46)   Vice President and Associate General Counsel of Pioneer since    None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
---------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006          None
                             and Assistant Secretary of all the Pioneer Funds since June
                             2010; Manager - Fund Governance of Pioneer from December
                             2003 to November 2006; and Senior Paralegal of Pioneer from
                             January 2000 to November 2003
---------------------------------------------------------------------------------------------------------------------
Thomas Reyes (48)            Counsel of Pioneer since June 2007 and Assistant Secretary of    None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
---------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (51)         Vice President - Fund Accounting, Administration and Control-    None
                             lership Services of Pioneer; Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Trea-
                             surer and Senior Vice President, CDC IXIS Asset Management
                             Services, from 2002 to 2003
---------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President - Fund Accounting, Administration and   None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------

                      Pioneer Cash Reserves Fund | Annual Report | 12/31/10
45

                        Position Held              Length of Service
Name and Age            with the Fund              and Term of Office
Gary Sullivan (52)      Assistant Treasurer        Since 2002. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
David F. Johnson (31)   Assistant Treasurer        Since 2009. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

                                                                                         Other Directorships
Name and Age            Principal Occupation                                             Held by this Officer
Gary Sullivan (52)      Fund Accounting Manager - Fund Accounting, Administration        None
                        and Controllership Services of Pioneer; and Assistant Treasurer
                        of all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------
David F. Johnson (31)   Fund Administration Manager - Fund Accounting, Administra-       None
                        tion and Controllership Services since November 2008; Assis-
                        tant Treasurer of all of the Pioneer Funds since January 2009;
                        and Client Service Manager - Institutional Investor Services at
                        State Street Bank from March 2003 to March 2007
---------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer       None
                        Funds since March 2010; Director of Adviser and Portfolio
                        Compliance at Pioneer since October 2005; and Senior
                        Compliance Officer for Columbia Management Advisers, Inc.
                        from October 2003 to October 2005
---------------------------------------------------------------------------------------------------------------


46    Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                           This page for your notes.




                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     47

                           This page for your notes.




48     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                           This page for your notes.




                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     49

                           This page for your notes.




50     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

                           This page for your notes.




                    Pioneer Cash Reserves Fund | Annual Report | 12/31/10     51

                           This page for your notes.




52     Pioneer Cash Reserves Fund | Annual Report | 12/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com






Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2011 Pioneer Investments 18624-05-0211





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $32,986 in 2010 and $32,500 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2010 and $8,290 in 2009.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2010 and 2009, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2010 and $8,290 in 2009.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.